Deferred revenue	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Deferred revenue	Deferred revenue:
Deferred revenue (i.e. contract liabilities) represents cash received from customers in excess of revenue recognized on uncompleted contracts.

Deferred revenue	December 31, 2023	December 31, 2022
Beginning Balance	$8,030	$12,109
Additions to deferred revenue	21,790	21,650
Revenue recognized during the year	(25,232)	(25,729)
Ending Balance	$4,588	$8,030